CONTINGENCIES	6 Months Ended
Jun. 30, 2020
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 9 to the consolidated financial statements for the year ended December 31, 2019.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in note 9.3 to the Company's consolidated financial statements for the year ended December 31, 2019.
Tax claims
Brazil
In 2013, ArcelorMittal Brasil filed a lawsuit against the Federal Revenue Service disputing the basis of calculation of a tax called additional freight for the renewal of the Brazilian Merchant Navy ("AFRMM"), for 52. The dispute is related to the inclusion of the unloading and land transport costs of the imported goods after landing to calculate AFRMM. In June 2013, ArcelorMittal Brasil obtained a preliminary decision allowing the Company not to pay such amount until a final decision was rendered. In February 2017, ArcelorMittal Brasil obtained a favorable decision at the judicial first instance which was upheld by the Federal Court of Appeals in February 2019. In July 2019, the Federal Revenue Service filed appeals with the Superior Court of Justice and the Supreme Court. In February 2020, the appeal to the Superior Court of Justice was dismissed and in July 2020, the appeal to the Supreme Court was dismissed. In November 2018, a related tax assessment was received from the Federal Revenue Service claiming 17 as a penalty for alleged failure to comply with formal requirements in the import declarations delivered by the Company in the years 2013-2018, which were the subject matter of the preliminary decision of June 2013. In December 2018, ArcelorMittal Brasil presented its defense in the first administrative instance which in June 2019 decided in ArcelorMittal Brasil’s favor. This decision is subject to appeal. A further related tax assessment was received from the Federal Revenue Service claiming 0.3 as a penalty for alleged failure to comply with formal requirements in the import declarations delivered by the Company in the period between September and November 2013. In October 2018, ArcelorMittal Brasil presented its defense in the first administrative instance and a decision is now pending.
Mexico
In 2013, the Mexican Tax Administration Service issued a tax assessment to ArcelorMittal Las Truchas, alleging that ArcelorMittal Las Truchas owes 67 in respect of (i) non-payment of withholding tax on capitalized interest, (ii) non-deduction of accrued interest regarding certain loans, and (iii) reduction of the taxable basis of assets in 2007. In 2015, ArcelorMittal Las Truchas filed an administrative appeal in respect of the aforementioned assessment, which the tax authority dismissed. In October 2015, ArcelorMittal Las Truchas filed an annulment complaint before the Federal Administrative and Tax Justice Court, which ruled partially in favor of ArcelorMittal Las Truchas in October 2018 by declaring the illegality of item (i). The tax authority filed an application for judicial review in January 2019 and in March 2020 the Court upheld the ruling in favor of ArcelorMittal Las Truchas regarding item (i), which decision is definitive. ArcelorMittal Las Truchas also filed a nullity lawsuit to challenge the ruling in respect of items (ii) and (iii), and the Court upheld the ruling of the Tax Court. In June 2020,
ArcelorMittal Las Truchas submitted an extraordinary appeal for constitutional review before the Supreme Court of Justice regarding items (ii) and (iii).
Competition/Antitrust Claims
Spain
In November 2018, the Comision Nacional de los Mercados y la Competencia (“CNMC”), the Spanish competition authority, carried out a dawn raid at the offices of ArcelorMittal in Villaverde (Madrid) in relation to a preliminary investigation concerning alleged coordination between competitors to fix the purchase price of scrap. In March 2020, further dawn raids were carried out extending the investigation to the sale of Long Products. In July 2020, CNMC announced that they were commencing a formal sanctioning procedure against ArcelorMittal Spain Holding and its subsidiaries ArcelorMittal Madrid, ArcelorMittal Comercial Perfiles España and Arcelor Mittal España (and other companies not part of ArcelorMittal group) in respect of purchase of scrap and sale of finished steel products, especially long products. ArcelorMittal has applied for access to the CNMC file and is reviewing the case and at this time is unable to assess the outcome of the investigation or the amount of its potential liability if any.
Other legal claims
Italy
On November 4, 2019, after the law adopted by the Italian Parliament which removed the legal protection necessary for AM InvestCo to implement its environmental plan without the risk of criminal liability became effective, AM InvestCo sent to the former Ilva business’ legal representatives (i.e. the commissioners in Ilva’s extraordinary administration insolvency procedure, the “Commissioners”) a notice to withdraw from, or terminate, the agreement for the lease and subsequent conditional purchase of the former Ilva business and certain of its subsidiaries. On November 5, 2019, AM InvestCo served the Commissioners with a writ of summons to, inter alia, ascertain and declare the lawfulness and validity of its withdrawal and termination of the agreement. On November 15, 2019, the Commissioners filed suit in the Civil Court of Milan seeking an injunction to prevent AM InvestCo’s withdrawal from, and termination of, the agreement and require AM InvestCo to stop the implementation of its plan to suspend the operations and to continue the maintenance and operation of the leased business units. The Commissioners also requested that the court require AM InvestCo to pay 1,120 (€1 billion) in the event that it fails to comply with an adverse decision on the Commissioners’ application for interim injunctions. Moreover, following a complaint filed by the Commissioners, in mid-November 2019 prosecutors in Milan and Taranto opened investigations into potential violations of numerous criminal laws. These criminal investigations are ongoing and as of July 31, 2020, there has been no update and ArcelorMittal is unable to assess the outcome of the investigations given their initial stage. The hearing to discuss the Commissioners’ application for interim measures was postponed several times while the parties engaged in discussions, which culminated in the signature on March 4, 2020 of (i) an amendment agreement to the original agreement for the lease and subsequent conditional purchase of the former Ilva business and certain of its subsidiaries (the “Ilva Agreement”) and (ii) a settlement agreement whereby AM InvestCo agreed to revoke its notice to withdraw from the original Ilva Agreement and the Commissioners agreed to withdraw their request for an injunction, which was scheduled to be heard in the Civil Court of Milan on March 6, 2020. The Amendment Agreement brought forward the date for the completion of all conditions precedent and closing of the obligation to purchase from August 2023 to May 2022 and modified the conditions precedent, which now include, in particular, the closing of an investment by Italian state-sponsored entities into AM InvestCo the terms of which are outlined in the Amendment Agreement (the “Investment Agreement”), the amendment of the existing environmental plan to account for changes in the new industrial plan, the lifting of all criminal seizures on the Taranto plant, the absence of restrictive measures - in the context of criminal proceedings where Ilva is a defendant - being imposed against AM InvestCo and a new agreement with trade unions. Pursuant to the Amendment Agreement, AM InvestCo may withdraw from the Ilva Agreement, subject to the payment of an agreed fee, if the Investment Agreement is not executed by November 30, 2020. The Amendment Agreement has not resulted in AM InvestCo losing control over Ilva business units, thus ArcelorMittal continues to consolidate AM InvestCo (and its subsidiaries), as the latter has continued to retain power over the Ilva business units and continues to be exposed to the losses incurred by it and its subsidiaries. Moreover, following the removal of the legal protection in 2019, AM InvestCo continues to monitor its risk of criminal liability pending the implementation of its environmental plan and, at this time, is unable to assess the likelihood of any proceedings or the amount of any potential ensuing liability.
In February 2020, the Mayor of Taranto issued an order to ArcelorMittal Italia related to certain emissions events that appear to have occurred in August 2019 and February 22 and 23, 2020 and that allegedly concern the Taranto plant. The order required ArcelorMittal Italia to identify the responsible installations in 30 days, eliminate any anomalies in 60 days or if necessary shut down certain installations relating to such emissions events. The Mayor of Taranto further alleged that adequate responses concerning such emissions were not received from the Ministry of the Environment. In response to this order, ArcelorMittal Italia filed an application for interim measures with the Lecce Court. In April 2020, the court upheld ArcelorMittal Italia’s application and suspended the Mayor of
Taranto’s order until a further hearing in October 2020. The interim order further requires the Ministry of the Environment to file reports concerning the emission events which served as the basis for the Mayor of Taranto’s order.
France
Certain subsidiaries of the ArcelorMittal group are parties to proceedings, dating from 2010, against Engie and Engie Thermique France which claim damages in the amount of 161 or alternatively 152 for an alleged wrongful termination of a contract for the transformation of steel production gas into electricity. The ArcelorMittal subsidiaries have filed a counterclaim in the amount of 136. The contract had been entered into in 2006 for a term of 20 years. ArcelorMittal Méditerranée terminated it in July 2010 on the basis that Engie was solely responsible for the delay in the commissioning of the power plant (which suffered from significant malfunctions) constructed for the transformation of steel production gas into electricity. Engie claims that ArcelorMittal was in breach of the contract at the time of the termination due to certain alleged issues with the furnishing and quality of its steel production gas, and therefore unable to terminate the contract based on the sole breaches of Engie. The case was heard before the Commercial Court of Nanterre. In November 2019, the Appeals Court of Versailles determined (having been asked to decide whether a decision by the Commercial Court of Nanterre was in fact an official, formal judgment) that the earlier decision of the Commercial Court of Nanterre was the official first instance decision of the court. As a result, ArcelorMittal is ordered to pay damages of 3 plus interest. On February 28, 2020, Engie filed an appeal.
Minority Shareholder Claims Regarding the Exchange Ratio in the Second-Step Merger of ArcelorMittal into Arcelor
ArcelorMittal is the company that results from the acquisition of Arcelor by Mittal Steel N.V. in 2006 and a subsequent two-step merger between Mittal Steel and ArcelorMittal and then ArcelorMittal and Arcelor. Following completion of this merger process, several former minority shareholders of Arcelor or their representatives brought legal proceedings regarding the exchange ratio applied in the second-step merger between ArcelorMittal and Arcelor and the merger process as a whole.
ArcelorMittal believes that the allegations made and claims brought by such minority shareholders are without merit and that the exchange ratio and merger process complied with the requirements of applicable law, were consistent with previous guidance on the principles that would be used to determine the exchange ratio in the second-step merger and that the merger exchange ratio was relevant and reasonable to shareholders of both merged entities.
Set out below is a summary of ongoing matters in this regard. Several other claims brought before other courts and regulators were dismissed and are definitively closed.
On January 8, 2008, ArcelorMittal received a writ of summons on behalf of four hedge fund shareholders of Arcelor to appear before the civil court of Luxembourg. The summons was also served on all natural persons sitting on the Board of Directors of ArcelorMittal at the time of the merger and on the Significant Shareholder. The plaintiffs alleged in particular that, based on Mittal Steel’s and Arcelor’s disclosure and public statements, investors had a legitimate expectation that the exchange ratio in the second-step merger would be the same as that of the secondary exchange offer component of Mittal Steel’s June 2006 tender offer for Arcelor (i.e., 11 Mittal Steel shares for 7 Arcelor shares), and that the second-step merger did not comply with certain provisions of Luxembourg company law. They claimed, inter alia, the cancellation of certain resolutions (of the Board of Directors and of the Shareholders meeting) in connection with the merger, the grant of additional shares, or damages in an amount of 202 (€180 million). By judgment dated November 30, 2011, the Luxembourg civil court declared all of the plaintiffs’ claims inadmissible and dismissed them. The judgment was appealed in May 2012. By judgment dated February 15, 2017, the Luxembourg Court of Appeal declared all but one of the plaintiffs’ claims inadmissible, remanded the proceedings on the merits to the lower court with respect to the admissible claimant and dismissed all other claims. In June 2017, the plaintiffs filed an appeal of this decision to the Court of Cassation. The Court of Cassation confirmed the Court of Appeal’s judgment on May 18, 2018. The proceedings remain pending before the lower court with the admissible claimant who claims inter alia, the cancellation of certain resolutions (of the Board of Directors and of the Shareholders meeting) in connection with the merger, the grant of additional shares, or damages in an amount of 25.
On May 15, 2012, ArcelorMittal received a writ of summons on behalf of Association Actionnaires d'Arcelor (“AAA”), a French association of former minority shareholders of Arcelor, to appear before the civil court of Paris. In such writ of summons, AAA claimed (on grounds similar to those in the Luxembourg proceedings summarized above) inter alia damages in a nominal amount and reserved the right to seek additional remedies including the cancellation of the merger. The proceedings before the civil court of Paris have been stayed, pursuant to a ruling of such court on July 4, 2013, pending a preparatory investigation (instruction préparatoire) by a criminal judge magistrate (juge d’instruction) triggered by the complaints (plainte avec constitution de partie civile) of AAA and several hedge funds (who quantified their total alleged damages at 282), including those who filed the claims before the Luxembourg courts described (and quantified) above. The dismissal of charges (non-lieu) ending the preparatory investigation became final in March 2018. On March 8, 2020, AAA revived its claim before the civil court of Paris on grounds similar to those of the Luxembourg civil claims summarized above, on its behalf and on behalf of the hedge funds who had also filed a criminal complaint, as well as two new plaintiffs. The complaint filed by AAA quantifies the total damages claimed at 437 (€390 million) (including the claims before the Luxembourg courts described above).